Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 2,294	14,232	10,302
Reversal based on tax positions related to prior years	(959)	(5,948)	(500)
Additions based on tax positions related to the current year	1,354	8,398	4,430
Balance at end of year	$ 2,689	16,682	14,232